Note 17 - Financial Instruments (Details)	12 Months Ended
Nov. 30, 2015 CAD
Opening balance	CAD 6,166,972
Closing balance	0
Transfer out from level 3(a)	6,166,972
Conversion Option [Member]
Opening balance	728,950
Closing balance	0
Transfer out from level 3(a)	728,950
Warrant Liability [Member]
Opening balance	5,438,022
Closing balance	0
Transfer out from level 3(a)	CAD 5,438,022